Disclosure of detailed information about brokerage fees explanatory (Details) $ in Thousands	Feb. 28, 2019 USD ($)
Statements [Line Items]
Loan payable	$ 43,780
Brokerage Fees [Member]
Statements [Line Items]
Loan payable	2,802
LMM Facility [Member]
Statements [Line Items]
Loan payable	$ 40,978